ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Intangible Assets Net Excluding Goodwil [Line Items]
Accumulated amortization	$ 2,847,773	$ 1,362,282	$ 0